Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 97.8%
Austria 1.5%
Wienerberger AG (Cost $921,227)	36,328	1,226,566
Belgium 0.4%
Euronav NV (Cost $313,840)	37,166	356,824
Bermuda 0.9%
Lazard Ltd. "A" (a) (Cost $345,986)	16,265	744,937
Canada 3.4%
First Quantum Minerals Ltd.	35,275	653,086
Linamar Corp.	14,424	748,987
Pan American Silver Corp.	16,342	380,487
Quebecor, Inc. "B"	39,795	961,728
(Cost $2,173,478)		2,744,288
Denmark 0.4%
Netcompany Group A/S 144A (Cost $327,913)	2,761	318,094
France 2.6%
Alten SA	3,286	482,037
Rubis SCA	7,967	275,598
SPIE SA	44,518	1,010,348
Television Francaise 1	29,700	292,881
(Cost $2,103,539)		2,060,864
Germany 3.8%
AIXTRON SE	22,463	563,808
Deutz AG*	88,069	765,559
PATRIZIA AG	41,336	1,091,435
United Internet AG (Registered)	16,617	644,118
(Cost $1,695,764)		3,064,920
India 0.7%
WNS Holdings Ltd. (ADR)* (Cost $193,879)	7,251	593,132
Ireland 1.3%
Dalata Hotel Group PLC*	129,550	615,384
Ryanair Holdings PLC*	21,445	404,241
(Cost $696,545)		1,019,625
Italy 2.0%
Buzzi Unicem SpA	42,400	964,796
Moncler SpA	10,050	613,930
(Cost $1,171,603)		1,578,726

Japan 8.5%
Ai Holdings Corp.	41,617	881,401
Anicom Holdings, Inc.	76,900	650,101
BML, Inc.	17,200	653,796
Furuya Metal Co., Ltd.	3,800	295,724
Kusuri No Aoki Holdings Co., Ltd.	12,158	837,730
Optex Group Co., Ltd.	17,000	231,601
Sawai Group Holdings Co., Ltd.	12,600	586,834
Topcon Corp.	23,400	404,805
Toyo Kanetsu KK	9,400	220,270
UT Group Co., Ltd.	31,024	927,289
Zenkoku Hosho Co., Ltd.	23,800	1,160,289
(Cost $4,273,022)		6,849,840
Korea 1.7%
Hanmi Semiconductor Co., Ltd.	8,039	207,969
i-SENS, Inc.	17,591	464,253
Seah Besteel Corp.	33,022	715,382
(Cost $1,294,248)		1,387,604
Luxembourg 1.3%
B&M European Value Retail SA (Cost $571,241)	132,015	1,048,921
Netherlands 0.4%
Boskalis Westminster (Cost $325,687)	9,986	302,064
Norway 0.3%
Fjordkraft Holding ASA 144A (Cost $371,495)	43,142	240,027
Portugal 0.3%
REN - Redes Energeticas Nacionais SGPS SA (Cost $261,325)	92,222	272,553
Puerto Rico 0.6%
Popular, Inc. (Cost $463,903)	6,166	478,913
Singapore 0.4%
BW LPG, Ltd. 144A (Cost $336,865)	54,731	299,431
Spain 2.0%
Fluidra SA	28,658	1,142,617
Talgo SA 144A*	88,107	455,937
(Cost $905,242)		1,598,554
Sweden 2.9%
Dometic Group AB 144A	22,461	339,964
Fingerprint Cards AB "B"*	92,297	255,788
MIPS AB	2,974	298,366
Nobina AB 144A	129,243	1,161,140
Ratos AB "B"	55,297	324,737
(Cost $1,663,088)		2,379,995
Switzerland 1.4%
Bachem Holding AG (Registered)	320	245,029

Julius Baer Group Ltd.	7,222	479,525
Siegfried Holding AG (Registered)*	469	416,636
(Cost $1,105,716)		1,141,190
United Kingdom 4.7%
Domino's Pizza Group PLC	74,516	395,570
Drax Group PLC	108,643	704,555
Electrocomponents PLC	90,511	1,309,328
Genus PLC	4,590	337,631
Johnson Service Group PLC*	265,435	538,519
Micro Focus International PLC	51,527	283,823
Softcat PLC	8,357	229,318
(Cost $2,546,842)		3,798,744
United States 56.3%
Advanced Drainage Systems, Inc.	3,618	391,359
Affiliated Managers Group, Inc.	4,445	671,595
Agilysys, Inc.*	9,963	521,663
Alcoa Corp.*	9,747	477,018
AMC Entertainment Holdings, Inc. "A"* (b)	9,714	369,715
Americold Realty Trust (REIT)	21,223	616,528
Amicus Therapeutics, Inc.*	29,421	280,971
Anika Therapeutics, Inc.* (b)	7,283	309,964
Arena Pharmaceuticals, Inc.*	8,863	527,792
Armada Hoffler Properties, Inc. (REIT)	15,994	213,840
Avis Budget Group, Inc.* (b)	3,736	435,281
AZEK Co., Inc.*	8,482	309,847
Benchmark Electronics, Inc.	12,725	339,885
Builders FirstSource, Inc.*	28,748	1,487,422
Casey's General Stores, Inc.	6,443	1,214,183
Cleveland-Cliffs, Inc.* (b)	49,411	978,832
CMC Materials, Inc.	2,596	319,905
Contango Oil & Gas Co.* (b)	177,463	811,006
Dril-Quip, Inc.*	13,576	341,844
Ducommun, Inc.*	26,358	1,327,125
Easterly Government Properties, Inc. (REIT)	18,561	383,470
Eastern Bankshares, Inc.	32,195	653,558
EastGroup Properties, Inc. (REIT)	4,274	712,177
Envestnet, Inc.* (b)	9,595	769,903
Essential Properties Realty Trust, Inc. (REIT)	24,757	691,215
First Financial Bankshares, Inc.	12,714	584,208
Five9, Inc.*	5,308	847,900
FNB Corp.	30,449	353,817
Four Corners Property Trust, Inc. (REIT)	28,873	775,529
Fox Factory Holding Corp.*	9,598	1,387,295
Heron Therapeutics, Inc.* (b)	22,446	239,948
Hillenbrand, Inc.	10,258	437,504
Home BancShares, Inc.	9,644	226,923
Hudson Pacific Properties, Inc. (REIT) (b)	8,486	222,927
Hyster-Yale Materials Handling, Inc. (b)	5,590	280,953
Jack in the Box, Inc. (b)	6,611	643,449
Jefferies Financial Group, Inc.	35,036	1,300,887
LivePerson, Inc.*	5,940	350,163
Lumentum Holdings, Inc.*	8,748	730,808
Madison Square Garden Sports Corp.*	2,508	466,363
Marvell Technology, Inc.	13,636	822,385
Masonite International Corp.*	8,169	866,976
ModivCare, Inc.* (b)	6,223	1,130,278

Molina Healthcare, Inc.*	4,393	1,191,865
Multiplan Corp.* (b)	35,599	200,422
National Storage Affiliates Trust (REIT)	15,303	807,845
New Jersey Resources Corp.	8,717	303,439
Novavax, Inc.* (b)	1,412	292,722
Option Care Health, Inc.*	30,824	747,790
Outset Medical, Inc.* (b)	6,295	311,225
Pacira BioSciences, Inc.*	15,060	843,360
Physicians Realty Trust (REIT)	40,028	705,293
Rush Enterprises, Inc. "A" (b)	31,808	1,436,427
Sana Biotechnology, Inc.* (b)	14,355	323,275
SJW Group	7,263	479,794
South State Corp.	13,381	999,159
Spectrum Brands Holdings, Inc.	5,161	493,753
Synovus Financial Corp.	26,456	1,161,154
Tandem Diabetes Care, Inc.*	3,297	393,596
Tenneco, Inc. "A"*	31,253	445,980
Thermon Group Holdings, Inc.* (b)	40,418	699,636
TopBuild Corp.*	6,338	1,298,086
TriState Capital Holdings, Inc.*	21,539	455,550
Varonis Systems, Inc.*	19,600	1,192,660
Vista Outdoor, Inc.*	6,952	280,235
Vital Farms, Inc.*	12,874	226,196
Vroom, Inc.* (b)	8,106	178,899
WEX, Inc.*	2,214	389,974
Whiting Petroleum Corp.*	7,332	428,262
Xperi Holding Corp.	10,288	193,826
YETI Holdings, Inc.*	15,222	1,304,373
Zions Bancorp. NA	12,982	803,456
(Cost $29,152,342)		45,412,663
Total Common Stocks (Cost $53,214,790)		78,918,475

Securities Lending Collateral 6.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $5,479,813)	5,479,813	5,479,813

Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 0.03% (c) (Cost $1,833,271)	1,833,271	1,833,271

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $60,527,874)	106.9	86,231,559
Other Assets and Liabilities, Net	(6.9)	(5,549,713)
Net Assets	100.0	80,681,846
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 6.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
1,184,652	4,295,161 (e)	—	—	—	10,426	—	5,479,813	5,479,813
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 0.03% (c)
3,011,728	10,105,131	11,283,588	—	—	389	—	1,833,271	1,833,271
4,196,380	14,400,292	11,283,588	—	—	10,815	—	7,313,084	7,313,084
*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $5,347,606, which is 6.6% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At September 30, 2021 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	15,689,572	20%
Information Technology	11,226,572	14%
Financials	11,048,809	14%
Consumer Discretionary	9,599,439	12%
Health Care	9,497,387	12%
Real Estate	6,220,259	8%
Materials	5,396,167	7%
Consumer Staples	2,771,862	4%
Communication Services	2,734,805	3%
Energy	2,457,637	3%
Utilities	2,275,966	3%
Total	78,918,475	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$1,226,566	$—	$1,226,566
Belgium	—	356,824	—	356,824
Bermuda	744,937	—	—	744,937
Canada	2,744,288	—	—	2,744,288
Denmark	—	318,094	—	318,094
France	—	2,060,864	—	2,060,864
Germany	—	3,064,920	—	3,064,920
India	593,132	—	—	593,132
Ireland	—	1,019,625	—	1,019,625
Italy	—	1,578,726	—	1,578,726
Japan	—	6,849,840	—	6,849,840
Korea	—	1,387,604	—	1,387,604
Luxembourg	—	1,048,921	—	1,048,921
Netherlands	—	302,064	—	302,064
Norway	—	240,027	—	240,027
Portugal	—	272,553	—	272,553
Puerto Rico	478,913	—	—	478,913
Singapore	—	299,431	—	299,431
Spain	—	1,598,554	—	1,598,554
Sweden	—	2,379,995	—	2,379,995
Switzerland	—	1,141,190	—	1,141,190
United Kingdom	—	3,798,744	—	3,798,744
United States	45,412,663	—	—	45,412,663
Short-Term Investments (a)	7,313,084	—	—	7,313,084
Total	$57,287,017	$28,944,542	$—	$86,231,559
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH3
R-080548-1 (1/23)